Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2009
Cash, FDIC Insured Amount (in Dollars)	$ 250,000
Cash Reserve Deposit Required and Made (in Dollars)	$ 6,645,000	$ 7,899,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	201,500,351,500	365,579
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	459,459	459,459	459,459